OCTOBER 26, 2026
SUPPLEMENT TO THE FOLLOWING:
HARTFORD INTERNATIONAL/GLOBAL EQUITY FUNDS PROSPECTUS
DATED FEBRUARY 27, 2026, AS SUPPLEMENTED TO DATE
COMBINED STATEMENT OF ADDITIONAL INFORMATION
FOR THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.
DATED FEBRUARY 27, 2026, AS SUPPLEMENTED TO DATE
This Supplement contains new and additional information and should be read in connection with your Statutory Prospectus and Statement of Additional Information (“SAI”).
Effective after the close of business on October 23, 2026, Hartford International Equity Fund was converted into Hartford Alpha Capture International Equity ETF, a series of Hartford Funds Exchange-Traded Trust, pursuant to an Agreement and Plan of Reorganization and Liquidation. Accordingly, effective immediately, all references to Hartford International Equity Fund in the above referenced Statutory Prospectus and SAI are deleted in their entirety.
This Supplement should be retained with your Statutory Prospectus and SAI for future reference.
HV-7803
October 2026